DEAN WITTER HEALTH SCIENCES TRUST     Two World Trade Center, New York, New York
                                      10048

LETTER TO THE SHAREHOLDERS January 31, 1998

DEAR SHAREHOLDER:

Small- and mid-cap stocks were highly volatile during the six months ended January 31, 1998, and, by the end of the period, large caps had once again come out ahead. The underperformance of smaller companies was, unfortunately, particularly evident in the health care industry. Meanwhile, large-cap pharmaceuticals continued to set new highs, ending the period as the best performing segment of the health care group.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended January 31, 1998, the Fund's Class B shares posted a total return of 3.44 percent, versus 3.56 percent and 5.88 percent, respectively, for the Standard & Poor's 500 Composite Stock Price Index (S&P
500) and the Lipper Health/Biotechnology Funds Index. Since their inception on July 28, 1997 through January 31, 1998, the Fund's Class A, C and D shares had total returns of 3.84 percent, 3.44 percent and 3.98 percent, respectively. Performance of the Fund's four share classes varies because of differing charges and expenses. The Fund's emphasis on small- and mid-cap health care companies negatively affected the Fund's performance relative to its Lipper benchmark.

The Fund's holdings in biotechnology (18.90 percent of net assets as of January 31, 1998) produced disappointing returns, as investors in general shunned stocks with high price-to-earnings multiples. However, we believe that this group is positioned to outperform over the long term. Biotech companies continue to be sought after by large pharmaceuticals seeking to create product portfolios as joint ventures. In addition, during the coming year this group is looking forward to positive clinical results, royalty agreements and milestone payments, which should create investor interest. FDA reform and faster FDA approvals are also encouraging.

During the period under review, the Fund's large-cap pharmaceutical holdings continued to contribute positively to performance. Holdings in

DEAN WITTER HEALTH SCIENCES TRUST
the assisted living group within the long-term care sector, such as Sunrise Assisted Living Inc., have also performed well. We expect that this group will benefit from demographics: an estimated 30 percent of existing nursing homes are due to be converted to assisted living facilities by the year 2000.

The Fund has had no exposure to either HMOs or hospitals for some time, which will likely remain the case for the foreseeable future. Both of these sectors have performed poorly and have had some fundamental business problems. Our underweightings, in these areas have contributed positively to the Fund's performance.

LOOKING AHEAD

While small- and mid-cap stocks, especially those in health care, have been out of favor during the recent volatile market, a benign interest-rate environment, a strong dollar, moderate economic growth and a favorable fiscal policy could set a positive tone for the group. Over the long term we believe that the small- and mid-cap health care names in the Fund's portfolio are positioned to outperform their large-cap counterparts and are convinced that the fundamentals of the health care industry bode well overall for the Fund's future performance.

We appreciate your support of Dean Witter Health Sciences Trust and look forward to continuing to serve your financial needs and objectives.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER HEALTH SCIENCES TRUST

PORTFOLIO OF INVESTMENTS January 31, 1998 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (97.6%)
            Biotechnology (18.9%)
  50,000    Affymetrix, Inc.*............  $  1,387,500
 200,000    Alexion Pharmaceuticals,
             Inc.*.......................     2,575,000
 200,000    Alkermes, Inc.*..............     4,837,500
  60,000    Arterial Vascular
             Engineering, Inc.*..........     4,395,000
  50,000    Aviron*......................     1,271,875
  50,000    Biogen, Inc.*................     2,056,250
 170,000    Biomatrix, Inc.*.............     5,078,750
  50,000    Biomira, Inc. (Canada)*......       106,814
 100,000    Cell Therapeutics, Inc.*.....     1,350,000
 110,000    Centocor, Inc.*..............     4,406,875
  50,000    Creative Biomolecules,
             Inc.*.......................       406,250
 100,000    ESC Medical Systems Ltd.
             (Israel)*...................     3,687,500
 170,000    Genzyme Corp. General
             Division*...................     4,536,875
 160,000    Gilead Sciences, Inc.*.......     6,480,000
 200,000    IDEC Pharmaceuticals
             Corp.*......................     8,350,000
 130,000    Immune Response Corp.*.......     1,267,500
 130,000    Immunex Corp.*...............     7,141,875
 130,000    Inhale Therapeutic
             Systems*....................     4,208,750
 190,000    Interferon Sciences, Inc.*...     1,223,125
  50,000    KV Pharmaceutical Co. (Class
             A)*.........................     1,131,250
 120,000    Ligand Pharmaceuticals, Inc.
             (Class B)*..................     1,320,000
 160,000    Maxim Pharmaceuticals,
             Inc. .......................     2,360,000
  80,000    OEC Medical Systems, Inc.*...     1,770,000
  50,000    Ortec International, Inc.*...       693,750
  40,000    Transcend Therapeutics,
             Inc.*.......................       270,000
 200,000    Vion Pharmaceuticals,
             Inc.*.......................       600,000
                                           ------------
                                             72,912,439
                                           ------------
            Commercial Services (1.4%)
 180,000    Medquist, Inc.*..............     5,490,000
                                           ------------
            Computer Software (2.6%)
 200,000    QuadraMed Corp.*.............     4,225,000
  90,000    Shared Medical Systems
             Corp. ......................     5,895,000
                                           ------------
                                             10,120,000
                                           ------------
            Computer Software & Services (1.7%)
 100,000    A.L.I. Technologies Inc.
             (Canada)*...................     1,099,052
  50,000    Daou Systems, Inc.*..........     1,100,000
 130,000    Dendrite International,
             Inc.*.......................     2,860,000

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
  50,000    ImageMatrix Corp.
             (Units)++...................  $    103,125
  20,000    Sunquest Information Systems,
             Inc.*.......................       190,000
  60,000    Transition Systems, Inc.*....     1,125,000
                                           ------------
                                              6,477,177
                                           ------------
            Containers -- Paper (0.3%)
  50,000    Ivex Packaging Corp.*........     1,050,000
                                           ------------

            Drugs (9.8%)
  38,000    DepoMed, Inc.*...............       377,625
 100,000    Elan Corp. PLC (ADR)
             (Ireland)*..................     5,193,750
  50,000    Forest Laboratories, Inc.*...     2,968,750
 100,000    Glaxo Wellcome PLC (ADR)
             (United Kingdom)............     5,381,250
 220,000    ICN Pharmaceuticals, Inc. ...    11,302,500
  40,000    Intelligent Polymers Ltd.
             (Units)++*..................       850,000
 100,000    Labopharm Inc. (Canada)*.....       206,072
  85,000    Novo Nordisk A/S (ADR)
             (Denmark)...................     6,098,750
  80,000    Schering-Plough Corp. .......     5,790,000
                                           ------------
                                             38,168,697
                                           ------------
            Finance (0.9%)
 100,000    HealthCare Financial
             Partners, Inc.*.............     3,550,000
                                           ------------

            Health Equipment & Services (4.0%)
  29,100    Diagnostic Health Services,
             Inc.*.......................       309,187
 120,000    Medtronic, Inc. .............     6,127,500
 105,000    Renal Treatment Centers,
             Inc.*.......................     3,366,562
 140,000    Sabratek Corp.*..............     4,130,000
 158,000    Vista Medical Technologies,
             Inc.*.......................     1,560,250
                                           ------------
                                             15,493,499
                                           ------------

            Health Maintenance Organizations (0.2%)
  40,000    Medirisk, Inc.*..............       590,000
                                           ------------

            Health Services (0.2%)
  39,800    American Retirement Corp.*...       915,400
                                           ------------

            Healthcare (0.9%)
 110,000    Allegiance Corp. ............     3,526,875
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST

PORTFOLIO OF INVESTMENTS January 31, 1998 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Healthcare -- Diversified (3.8%)
 150,000    Healthsouth Corp.*...........  $  3,365,625
  75,000    Healthworld Corp.*...........       956,250
 170,000    Mentor Corp. ................     4,335,000
 100,000    NovaCare, Inc.*..............     1,250,000
 100,000    Universal Health Services,
             Inc. (Class B)*.............     4,662,500
                                           ------------
                                             14,569,375
                                           ------------
            Healthcare -- Drugs (4.4%)
  85,000    Merck & Co., Inc. ...........     9,966,250
  85,000    Pfizer, Inc. ................     6,964,688
                                           ------------
                                             16,930,938
                                           ------------
            Healthcare -- Miscellaneous (0.4%)
  60,000    Trigon Healthcare, Inc.*.....     1,492,500
                                           ------------

            Healthcare Facilities (2.0%)
 130,000    Res-Care, Inc.*..............     3,737,500
 100,000    Sunrise Assisted Living,
             Inc.*.......................     4,012,500
                                           ------------
                                              7,750,000
                                           ------------
            Healthcare Products & Services (1.3%)
 155,020    Concentra Managed Care,
             Inc.*.......................     4,941,263
                                           ------------

            Hospital Management & Health Maintenance
             Organizations (0.6%)
  60,000    Healthcare Recoveries,
             Inc.*.......................     1,267,500
  80,000    Specialty Care Network,
             Inc.*.......................       930,000
                                           ------------
                                              2,197,500
                                           ------------
            Hospital Management (3.3%)
  50,000    Harborside Healthcare
             Corp.*......................       906,250
  50,000    Impath, Inc.*................     1,715,625
  50,000    Mariner Health Group,
             Inc.*.......................       768,750
  50,000    Physician Reliance Network,
             Inc.*.......................       493,750
 180,000    Renal Care Group, Inc.*......     6,097,500
 116,666    Total Renal Care Holdings,
             Inc.*.......................     2,836,442
                                           ------------
                                             12,818,317
                                           ------------
            Hospital Supply (0.7%)
  70,000    Arrow International, Inc. ...     2,660,000
                                           ------------
            Insurance (0.4%)
  60,000    Summit Holding Southeast
             Inc.*.......................     1,387,500
                                           ------------

            Manufacturing (0.4%)
  35,000    Axogen Ltd. (Units)++*.......     1,522,500
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Medical Equipment (0.8%)
  70,000    Cholestech Corp.*............  $    840,000
  70,000    Chromatics Color Science
             International, Inc. *.......     1,155,000
  50,000    IGEN International, Inc.*....       906,250
                                           ------------
                                              2,901,250
                                           ------------

            Medical Products & Supplies (13.5%)
 150,000    Abiomed, Inc.*...............     2,437,500
 110,000    Baxter International,
             Inc. .......................     6,125,625
  40,000    Becton, Dickinson & Co.......     2,525,000
  60,000    Closure Medical Corp.*.......     1,672,500
 130,000    Conmed Corp.*................     2,827,500
 110,000    Cooper Companies, Inc.*......     5,458,750
 120,000    Cryolife, Inc.*..............     1,905,000
  50,000    Focal, Inc.*.................       681,250
  50,000    Guidant Corp. ...............     3,212,500
 100,000    Hanger Orthopedic Group,
             Inc.*.......................     1,387,500
  40,000    Johnson & Johnson............     2,677,500
 100,000    Lincare Holdings, Inc.*......     6,112,500
  40,000    Maxxim Medical, Inc.*........       910,000
 100,000    McKesson Corp. ..............     4,787,500
 100,000    Novoste Corp.*...............     2,525,000
  60,000    Oncor Inc.*..................       262,500
 110,000    Osteotech, Inc.*.............     2,873,750
 110,000    ResMed, Inc.*................     3,465,000
  40,000    Sight Resource Corp.
             (Units)++*..................       207,500
  15,800    Somnus Medical Technologies,
             Inc.*.......................       152,075
                                           ------------
                                             52,206,450
                                           ------------
            Medical Services (4.9%)
 130,000    Alternative Living Services,
             Inc.*.......................     3,802,500
 121,580    HBO & Co.....................     6,360,154
 150,000    Medical Resources, Inc.*.....     1,556,250
 125,000    Sheridan Healthcare, Inc.*...     1,687,500
 160,000    Transkaryotic Therapies,
             Inc.*.......................     5,540,000
                                           ------------
                                             18,946,404
                                           ------------
            Medical Software/Services (1.1%)
  70,000    Medical Manager Corp.*.......     1,662,500
 100,000    Schick Technologies, Inc.*...     2,625,000
                                           ------------
                                              4,287,500
                                           ------------
            Miscellaneous (1.2%)
  30,000    Advance Paradigm, Inc.*......       937,500
 150,000    Celgene Corp.*...............     1,275,000
  80,000    Cyberonics Inc.*.............     1,595,000
  50,000    Epix Medical, Inc.*..........       687,500
  35,000    Renex Corp.*.................       183,750
                                           ------------
                                              4,678,750
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST

PORTFOLIO OF INVESTMENTS January 31, 1998 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Pharmaceuticals (16.1%)
  80,000    Algos Pharmaceutical
             Corp.*......................  $  2,510,000
 100,000    Andrx Corp.*.................     3,400,000
 100,000    Aronex Pharmaceuticals,
             Inc.*.......................       375,000
 352,000    Bone Care International,
             Inc.*.......................     2,728,000
 120,000    Coulter Pharmaceutical,
             Inc.*.......................     2,430,000
 220,000    Cypros Pharmaceutical
             Corp.*......................       907,500
 210,000    DUSA Pharmaceuticals,
             Inc.*.......................     2,625,000
  70,000    GelTex Pharmaceuticals,
             Inc.*.......................     1,828,750
 100,000    Guilford Pharmaceuticals,
             Inc.*.......................     1,850,000
  50,000    Hyal Pharmaceutical Corp.
             (Canada)*...................        10,647
 150,000    ICOS Corp.*..................     2,409,375
 190,000    Incyte Pharmaceuticals,
             Inc.*.......................     8,241,250
 100,000    Medicis Pharmaceutical Corp.
             (Class A)*..................     4,650,000
 120,000    MedImmune, Inc.*.............     5,490,000
  50,000    Millennium Pharmaceuticals,
             Inc.*.......................       937,500
  50,000    North American Vaccine,
             Inc.*.......................       981,250
 100,000    Parexel International
             Corp.*......................     3,450,000
 120,000    PathoGenesis Corp.*..........     4,320,000
 105,000    Pharmacyclics, Inc.*.........     2,598,750
  42,500    Salix Holdings, Ltd.
             (Canada)*...................       151,807
 100,000    Sangstat Medical Corp.*......     2,800,000
 200,000    Watson Pharmaceuticals,
             Inc.*.......................     7,350,000
                                           ------------
                                             62,044,829
                                           ------------

            Retail -- Drug Stores (0.5%)
  60,000    Walgreen Co..................     1,987,500
                                           ------------
            Retail -- Specialty (1.3%)
  40,368    CVS Corp. ...................     2,646,627
  60,000    Wesley Jessen VisionCare,
             Inc.*.......................     2,265,000
                                           ------------
                                              4,911,627
                                           ------------

            TOTAL COMMON STOCKS
            (Identified Cost
            $289,605,827)                   376,528,290
                                           ------------

NUMBER OF
WARRANTS                                      VALUE
-------------------------------------------------------
            WARRANTS (0.0%)
  10,403    Medical Services (0.0%)
            Coram Healthcare Corp.
             (due 07/11/99)*.............  $        104
                                           ------------
            Miscellaneous (0.0%)
  50,000    Omega Orthodontics Inc.
             (due 09/30/02)*.............        37,500
                                           ------------
            Pharmaceuticals (0.0%)
  30,000    SuperGen, Inc.
             (due 03/12/01)*.............       193,125
                                           ------------

            TOTAL WARRANTS
            (Identified Cost $48,448)....       230,729
                                           ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
 -------
            SHORT-TERM INVESTMENT(a) (2.4%)
            U.S. GOVERNMENT AGENCY
 $ 9,100    Federal Home Loan Mortgage
             Corp. 5.57% due 02/02/98
             (Amortized Cost $9,098,592)      9,098,592
                                           ------------


TOTAL INVESTMENTS
(Identified Cost $298,752,867)
(b)..............................  100.0%   385,857,611


LIABILITIES)IN EXCESS OF CASH AND
OTHER ASSETS.....................    (0.0      (115,261)
                                     ----  ------------


NET ASSETS.......................  100.0%  $385,742,350
                                   ======  ============


---------------------
ADR American Depository Receipt.
 *  Non-income producing security.
 ++ Consists of more than one class of securities traded together as a unit;
    stocks with attached warrants.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $93,913,146 and the aggregate gross unrealized depreciation is $6,808,402, resulting in net unrealized appreciation of $87,104,744.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 1998 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $298,752,867).............................  $385,857,611
Cash........................................................        86,043
Receivable for:
    Investments sold........................................     5,536,125
    Shares of beneficial interest sold......................       117,867
    Dividends...............................................         8,691
Prepaid expenses and other assets...........................        80,690
                                                              ------------

    TOTAL ASSETS............................................   391,687,027
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................     4,406,115
    Shares of beneficial interest repurchased...............       799,174
    Investment management fee...............................       326,738
    Plan of distribution fee................................       325,801
Accrued expenses and other payables.........................        86,849
                                                              ------------

    TOTAL LIABILITIES.......................................     5,944,677
                                                              ------------

    NET ASSETS..............................................  $385,742,350
                                                              ============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $285,780,836
Net unrealized appreciation.................................    87,104,744
Accumulated net investment loss.............................    (4,266,501)
Accumulated undistributed net realized gain.................    17,123,271
                                                              ------------

    NET ASSETS..............................................  $385,742,350
                                                              ============

CLASS A SHARES:
Net Assets..................................................      $127,758
Shares Outstanding (unlimited authorized, $.01 par value)...         8,835

    NET ASSET VALUE PER SHARE...............................        $14.46
                                                              ============

    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $15.26
                                                              ============

CLASS B SHARES:
Net Assets..................................................  $384,234,624
Shares Outstanding (unlimited authorized, $.01 par value)...    26,693,401

    NET ASSET VALUE PER SHARE...............................        $14.39
                                                              ============

CLASS C SHARES:
Net Assets..................................................      $200,577
Shares Outstanding (unlimited authorized, $.01 par value)...        13,928

    NET ASSET VALUE PER SHARE...............................        $14.40
                                                              ============

CLASS D SHARES:
Net Assets..................................................    $1,179,391
Shares Outstanding (unlimited authorized, $.01 par value)...        81,468

    NET ASSET VALUE PER SHARE...............................        $14.48
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST

STATEMENT OF OPERATIONS
For the six months ended January 31, 1998 (unaudited)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $9,971 foreign withholding tax)...........  $   277,306
Interest....................................................      227,512
                                                              -----------

    TOTAL INCOME............................................      504,818
                                                              -----------

EXPENSES
Plan of distribution fee (Class A shares)...................          108
Plan of distribution fee (Class B shares)...................    2,103,205
Plan of distribution fee (Class C shares)...................          665
Investment management fee...................................    2,105,312
Transfer agent fees and expenses............................      366,438
Registration fees...........................................       51,861
Shareholder reports and notices.............................       37,963
Professional fees...........................................       30,488
Custodian fees..............................................       22,860
Trustees' fees and expenses.................................        9,246
Organizational expenses.....................................        8,034
Other.......................................................        3,063
                                                              -----------

    TOTAL EXPENSES..........................................    4,739,243
                                                              -----------

    NET INVESTMENT LOSS.....................................   (4,234,425)
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................   43,476,450
Net change in unrealized appreciation.......................  (24,700,237)
                                                              -----------

    NET GAIN................................................   18,776,213
                                                              -----------

NET INCREASE................................................  $14,541,788
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR
                                                          FOR THE SIX         ENDED
                                                          MONTHS ENDED       JULY 31,
                                                        JANUARY 31, 1998      1997*
---------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss...................................    $ (4,234,425)    $ (9,365,663)
Net realized gain.....................................      43,476,450       14,671,544
Net change in unrealized appreciation.................     (24,700,237)      23,334,942
                                                          ------------     ------------

    NET INCREASE......................................      14,541,788       28,640,823
                                                          ------------     ------------

DISTRIBUTIONS FROM NET REALIZED GAIN
Class A shares........................................          (7,674)              --
Class B shares........................................     (29,731,527)     (28,286,327)
Class C shares........................................         (13,129)              --
Class D shares........................................          (1,158)              --
                                                          ------------     ------------

    TOTAL DISTRIBUTIONS...............................     (29,753,488)     (28,286,327)
                                                          ------------     ------------

Net decrease from transactions in shares of beneficial
 interest.............................................     (21,753,014)     (20,523,010)
                                                          ------------     ------------

    NET DECREASE......................................     (36,964,714)     (20,168,514)

NET ASSETS:
Beginning of period...................................     422,707,064      442,875,578
                                                          ------------     ------------
    END OF PERIOD
    (Including net investment losses of $4,266,501 and
    $32,076, respectively)............................    $385,742,350     $422,707,064
                                                          ============     ============

---------------------

* Class A, Class C and Class D shares were issued July 28, 1997.
        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Health Sciences Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing in securities of companies in the health sciences industry throughout the world. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities

DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost; and (5) the market value of foreign denominated portfolio securities is translated at the exchange rate prevailing at the end of the period.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $162,000 which have been reimbursed for the full amount thereof. Such

DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $500 million and 0.95% to the portion of daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's book and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage

DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $15,110,144 at January 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $534,458 and $19, respectively and received $3,680 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 1998, aggregated $212,217,993 and $270,396,894, respectively.

For the six months ended January 31, 1998, the Fund incurred brokerage commissions of $24,075 with DWR for portfolio transactions executed on behalf of the Fund.

For the six months ended January 31, 1998, the Fund incurred brokerage commissions of $5,000 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $1,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended January 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,497. At January 31, 1998, the Fund had an accrued pension liability of $33,825 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of July 31, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                      FOR THE YEAR
                                                                     MONTHS ENDED                        ENDED
                                                                   JANUARY 31, 1998                  JULY 31, 1997*
                                                              --------------------------       --------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT             SHARES         AMOUNT
                                                              ----------   -------------       -----------   ------------
CLASS A SHARES
Sold........................................................       9,398   $     143,856               667   $     10,018
Reinvestment of distributions...............................         558           7,674                --             --
Redeemed....................................................      (1,788)        (25,974)               --             --
                                                              ----------   -------------       -----------   ------------
Net increase -- Class A.....................................       8,168         125,556               667         10,018
                                                              ----------   -------------       -----------   ------------
CLASS B SHARES
Sold........................................................   4,206,784      65,611,511        12,042,815    183,250,429
Reinvestment of distributions...............................   2,032,580      27,866,668         1,860,102     26,655,267
Redeemed....................................................  (7,540,342)   (116,697,089)      (15,501,740)  (230,468,760)
                                                              ----------   -------------       -----------   ------------
Net decrease - Class B......................................  (1,300,978)    (23,218,910)       (1,598,823)   (20,563,064)
                                                              ----------   -------------       -----------   ------------

CLASS C SHARES
Sold........................................................      12,131         196,716             1,329         20,018
Reinvestment of distributions...............................         941          12,903                --             --
Redeemed....................................................        (473)         (7,372)               --             --
                                                              ----------   -------------       -----------   ------------
Net increase - Class C......................................      12,599         202,247             1,329         20,018
                                                              ----------   -------------       -----------   ------------

CLASS D SHARES
Sold........................................................      80,995       1,141,256               667         10,018
Reinvestment of distributions...............................          83           1,142                --             --
Redeemed....................................................        (277)         (4,305)               --             --
                                                              ----------   -------------       -----------   ------------
Net increase - Class D......................................      80,801       1,138,093               667         10,018
                                                              ----------   -------------       -----------   ------------

Net decrease in Fund........................................  (1,199,410)  $ (21,753,014)       (1,596,160)  $(20,523,010)
                                                              ==========   =============       ===========   ============

---------------------
* For Class A, C and D shares, for the period July 28, 1997 (issue date) through July 31, 1997.

DEAN WITTER HEALTH SCIENCES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                               FOR THE SIX                 FOR THE YEAR ENDED JULY 31,          OCTOBER 30, 1992*
                                               MONTHS ENDED         -----------------------------------------        THROUGH
                                            JANUARY 31, 1998++       1997**      1996       1995       1994       JULY 31, 1993
---------------------------------------------------------------------------------------------------------------------------------
                                               (unaudited)

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period......         $15.10           $  14.97   $  12.88   $   9.32   $   9.22         $10.00
                                                   ------           --------   --------   --------   --------         ------

Net investment loss.......................          (0.16)             (0.31)     (0.26)     (0.24)     (0.22)         (0.08)

Net realized and unrealized gain (loss)...           0.61               1.39       3.44       3.80       0.32          (0.70)
                                                   ------           --------   --------   --------   --------         ------

Total from investment operations..........           0.45               1.08       3.18       3.56       0.10          (0.78)
                                                   ------           --------   --------   --------   --------         ------

Less distributions from net realized
 gain.....................................          (1.16)             (0.95)     (1.09)        --         --             --
                                                   ------           --------   --------   --------   --------         ------

Net asset value, end of period............         $14.39           $  15.10   $  14.97   $  12.88   $   9.32         $ 9.22
                                                   ======           ========   ========   ========   ========         ======

TOTAL INVESTMENT RETURN+..................           3.44% (1)          7.55%     24.84%     38.20%      1.08%         (7.80)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................           2.25% (2)          2.25%      2.20%      2.30%      2.30%          2.38% (2)

Net investment loss.......................          (2.01)%(2)         (2.08)%    (2.03)%    (2.05)%    (2.06)%        (1.38)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...       $384,235           $422,667   $442,876   $273,735   $228,573       $231,646

Portfolio turnover rate...................             52% (1)            85%        63%       145%       106%            55% (1)

Average commission rate paid..............        $0.0570            $0.0566    $0.0562         --         --             --

---------------------
 *  Commencement of operations.
 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST

                                                                                   FOR THE PERIOD
                                                                 FOR THE SIX       JULY 28, 1997*
                                                                 MONTHS ENDED          THROUGH
                                                              JANUARY 31, 1998++   JULY 31, 1997++
--------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................        $15.10              $15.03
                                                                    ------              ------
Net investment loss.........................................         (0.10)                 --
Net realized and unrealized gain............................          0.62                0.07
                                                                    ------              ------
Total from investment operations............................          0.52                0.07
                                                                    ------              ------
Less distributions from net realized gain...................         (1.16)                 --
                                                                    ------              ------
Net asset value, end of period..............................        $14.46              $15.10
                                                                    ======              ======
TOTAL INVESTMENT RETURN+....................................          3.84% (1)           0.47% (1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.54% (2)           1.57% (2)
Net investment loss.........................................         (1.30)%(2)          (0.55)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................          $128                 $10
Portfolio turnover rate.....................................            52% (1)             85%
Average commission rate paid................................       $0.0570             $0.0566
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................        $15.10              $15.03
                                                                    ------              ------
Net investment loss.........................................         (0.16)                 --
Net realized and unrealized gain............................          0.62                0.07
                                                                    ------              ------
Total from investment operations............................          0.46                0.07
                                                                    ------              ------
Less distributions from net realized gain...................         (1.16)                 --
                                                                    ------              ------
Net asset value, end of period..............................        $14.40              $15.10
                                                                    ======              ======
TOTAL INVESTMENT RETURN+....................................          3.44% (1)           0.47% (1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          2.28% (2)           2.31% (2)
Net investment loss.........................................         (2.05)%(2)           (1.28)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................          $201                 $20
Portfolio turnover rate.....................................            52% (1)             85%
Average commission rate paid................................       $0.0570             $0.0566

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST

                                                                                   FOR THE PERIOD
                                                                 FOR THE SIX       JULY 28, 1997*
                                                                 MONTHS ENDED          THROUGH
                                                              JANUARY 31, 1998++   JULY 31, 1997++
--------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................        $15.10              $15.03
                                                                    ------              ------

Net investment loss.........................................         (0.07)                 --

Net realized and unrealized gain............................          0.61                0.07
                                                                    ------              ------

Total from investment operations............................          0.54                0.07
                                                                    ------              ------

Less distributions from net realized gain...................         (1.16)                 --
                                                                    ------              ------

Net asset value, end of period..............................        $14.48              $15.10
                                                                    ======              ======

TOTAL INVESTMENT RETURN+....................................          3.98% (1)           0.47% (1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.34% (2)           1.31% (2)

Net investment loss.........................................         (1.01)%(2)          (0.29)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $1,179                 $10

Portfolio turnover rate.....................................            52% (1)             85%

Average commission rate paid................................       $0.0570             $0.0566

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Ronald J. Worobel
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.




DEAN WITTER
HEALTH SCIENCES
TRUST


[GRAPHIC]


SEMIANNUAL REPORT
JANUARY 31, 1998